Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Company formation date		2007-03	2007-03	2007-03	2007-03	2007-03
Accumulated deficit		$ (551,538)		$ (551,538)		$ (545,646)	$ (486,039)
Common stock value
Prepaid advance principal amount	$ 7,500
Prepaid advance transaction price	7,150
Cash and cash equivalents		1,544		1,544		7,118	49,046
Impairment losses						0	0
Pre Paid Advance in Fair Value						7,150
Accrued clinical trial cost						5,800
Money Market Funds [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents						$ 4,300	$ 38,800
Standby Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock value	$ 15,000	15,000	$ 15,000	15,000	$ 15,000
Proceeds from sale common of stock		$ 400		$ 400
Standby Equity Purchase Agreement [Member] | Liquidity And Going Concern [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold under transaction		48,092		48,092